SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule Of Amounts Receivable
Trade accounts receivable	$ 599,050	$ 610,443
Sales tax receivable	47,730	39,169
Trade and other receivables	646,780	649,612
Current portion	490,580	649,612
Long term portion	$ 156,200